Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions
Acquisitions

($ in millions, except number of acquired businesses)	2013	2012	2011
Acquisitions (net of cash acquired)(1)	897	3,643	3,805
Aggregate excess of purchase price over fair value of net assets acquired(2)	525	2,895	3,261
Number of acquired businesses	7	9	10
(1)
Excluding changes in cost and equity investments but including $2 million in 2013, $5 million in 2012 and $19 million in 2011, representing the fair value of replacement vested stock options issued to Power-One, Thomas & Betts and Baldor employees, respectively, at the corresponding acquisition dates.

(2)
Recorded as goodwill (see Note 11). Includes adjustments of $63 million in 2013 arising during the measurement period of acquisitions, primarily reflecting a reduction in certain deferred tax liabilities related to Thomas & Betts.

Business acquisitions in 2013
Acquisitions
Allocation of the purchase consideration for business acquisition

($ in millions)	Allocated amounts(1)	Weighted-average useful life
Intangible assets	206	7 years
Fixed assets	135
Deferred tax liabilities	(190)
Other assets and liabilities, net	158
Goodwill(2)	588

Total consideration (net of cash acquired)	897

(1)
Excludes measurement period adjustments related to prior year acquisitions.

(2)
The Company does not expect the majority of goodwill recognized to be deductible for income tax purposes.

Thomas & Betts
Acquisitions
Allocation of the purchase consideration for business acquisition

The final allocation of the purchase consideration for the Thomas & Betts acquisition in 2012 was as follows:

($ in millions)	Allocated amounts	Weighted- average useful life
Customer relationships	1,169	18 years
Technology	179	5 years
Trade names	155	10 years
Order backlog	12	7.5 months

Intangible assets	1,515	15 years
Fixed assets	458
Debt acquired	(619)
Deferred tax liabilities	(971)
Inventories	300
Other assets and liabilities, net(1)	49
Goodwill(2)	2,649

Total consideration (net of cash acquired)(3)	3,381

(1)
Gross receivables from the acquisition totaled $387 million; the fair value of which was $344 million after rebates and allowance for estimated uncollectable receivables.

(2)
Goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $521 million. Additional consideration for the acquisition included $94 million related to the cash settlement of stock options held by Thomas & Betts employees at the acquisition date and $5 million representing the fair value of replacement vested stock options issued to Thomas & Betts employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

Unaudited pro forma financial information

($ in millions)	2012	2011
Total revenues	40,251	40,288
Income from continuing operations, net of tax	2,924	3,381

Adjustments included in pro forma results of related acquisition

	Adjustments
($ in millions)	2012	2011
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(26)	(69)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	11	(12)
Impact on cost of sales from fair valuing acquired inventory	31	(31)
Impact on cost of sales from additional depreciation of fixed assets	(12)	(33)
Interest expense on Thomas & Betts debt	5	21
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans adjustments	16	—
Impact on selling, general and administrative expenses from acquisition-related costs	56	(20)
Impact on interest and other finance expense from bridging facility costs	13	—
Other	(5)	(15)
Income taxes	(7)	44

Total pro forma adjustments	82	(115)

Business acquisitions in 2012, excluding Thomas & Betts
Acquisitions
Allocation of the purchase consideration for business acquisition

The aggregate allocation of the purchase consideration for other business acquisitions in 2012, excluding Thomas & Betts, was as follows:

($ in millions)	Allocated amounts
Intangible assets	68
Fixed assets	25
Deferred tax liabilities	(24)
Other assets and liabilities, net	21
Goodwill	172

Total consideration (net of cash acquired)	262

Baldor Electric
Acquisitions
Allocation of the purchase consideration for business acquisition

The final allocation of the purchase consideration for the Baldor acquisition in 2011 was as follows:

($ in millions)	Allocated amounts	Weighted-average useful life
Customer relationships	996	19 years
Technology	259	7 years
Trade name	121	10 years
Order backlog	15	2 months
Other intangible assets	15	5 years

Intangible assets	1,406	16 years
Fixed assets	382
Debt acquired	(1,241)
Deferred tax liabilities	(693)
Inventories	422
Other assets and liabilities, net(1)	51
Goodwill(2)	2,728

Total consideration (net of cash acquired)(3)	3,055

(1)
Gross receivables from the acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(2)
The goodwill recognized is not deductible for income tax purposes.

(3)
Cash acquired in the acquisition totaled $48 million. Additional consideration included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

Business acquisitions in 2011, excluding Baldor
Acquisitions
Allocation of the purchase consideration for business acquisition

The aggregate allocation of the purchase consideration for business acquisitions in 2011, excluding Baldor, was as follows:

($ in millions)	Allocated amounts(1)
Intangible assets	447
Fixed assets	40
Deferred tax liabilities	(99)
Other assets and liabilities, net(2)	(171)
Goodwill	533

Total consideration (net of cash acquired)	750

(1)
The allocated amounts primarily relate to the acquisitions of Mincom, PGC Powergen Consulting SA (Trasfor) and AB Lorentzen & Wettre.

(2)
Includes debt acquired of $202 million.